Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Summary Of Employee Share Option Activity
A summary of the Company's employees and directors share option activity under the plans is as follows (in thousands, except share and per share data):

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value

Outstanding at January 1, 2015	4,703,679	$2.91	4.16	$55.20

Granted	1,202,800	2.92
Exercised	(57,593)	2.66
Expired and forfeited	(1,113,154)	2.90

Outstanding at December 31, 2015	4,735,732	$2.92	3.69	$36.12

Options vested and expected to vest at December 31, 2015	4,471,056	$2.93	3.64	$34.19

Exercisable options at December 31, 2015	2,353,724	$3.04	2.82	$9.04

Weighted average fair value of options granted during the year		$0.97

As of December 31, 2015, the Company had $1,727 thousand of unrecognized compensation expense related to non-vested stock options, expected to be recognized over a remaining weighted average period of 2.49 years.

Schedule Of Options Outstanding
The employee and director options outstanding as of December 31, 2015, have been separated into ranges of exercise prices, as follows:

Outstanding				Exercisable
Exercise		Weighted average remaining	Weighted average exercise		Weighted average exercise
price per	Options	contractual	price per	Options	price per
share	outstanding	life in years	share	exercisable	share

$1.56-$2.29	441,502	5.02	$1.78	97,166	$1.76
$2.44-$2.91	1,346,121	3.49	$2.69	836,452	$2.68
$3.00-$3.14	1,567,500	4.52	$3.03	356,261	$3.10
$3.16-$3.32	694,107	3.79	$3.27	377,343	$3.24
$3.41-$3.67	620,669	1.36	$3.47	620,669	$3.47
$3.86-$3.94	65,833	0.35	$3.91	65,833	$3.91

	4,735,732	3.69	$2.92	2,353,724	$3.04

Schedule Of Options To Non-Employees
Options to non-employees:

Issuance date	Options outstanding	Exercise price per share	Options exercisable	Exercisable through

February 16, 2012	53,000	$3.16	49,749	Feb-16
February 13, 2013	5,000	$3.14	3,544	Feb-19
August 1, 2013	150,000	$3.08	87,500	Aug-19
May 14, 2014	3,000	$3.32	1,202	May-20
February 18, 2015	3,000	$3.00	-	Feb-21

	214,000		141,995

Schedule of Stock-Based Compensation
The total stock-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2015, 2014 and 2013, was as follows:

	Year ended December 31,
(in thousands)	2015	2014	2013

Cost of revenues	$64	$55	$50
Research and development	302	292	267
Sales and marketing	251	292	264
General and administrative	449	581	763

	$1,066	$1,220	$1,344